Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FME AG shareholders' equity	Ordinary shares	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2022	€ 13,989,453	€ 293,413	€ 3,372,799	€ 10,711,709	€ (207,210)	€ (627)	€ (155,526)	€ (25,105)	€ 1,459,726	€ 15,449,179
Balance at beginning of period (in shares) at Dec. 31, 2022		293,413,449
Transactions with noncontrolling interests without loss of control	(7,709)		(7,709)						(17,317)	(25,026)
Noncontrolling interests due to changes in consolidation group									(12,857)	(12,857)
Contributions from/ to noncontrolling interests									(51,978)	(51,978)
Put option liabilities	53,349			53,349						53,349
Net income	86,362			86,362					47,491	133,853
Other comprehensive income (loss) related to:
Foreign currency translation	(300,803)				(303,972)	7	2,864	298	(26,038)	(326,841)
Cash flow hedges, net of related tax effects	1,002					1,002				1,002
Pensions, net of related tax effects	(268)						(268)			(268)
Fair value changes, net of related tax effects	6,517							6,517		6,517
Comprehensive income	(207,190)								21,453	(185,737)
Balance at end of period at Mar. 31, 2023	13,827,903	€ 293,413	3,365,090	10,851,420	(511,182)	382	(152,930)	(18,290)	1,399,027	15,226,930
Balance at end of period (in shares) at Mar. 31, 2023		293,413,449
Balance at beginning of period at Dec. 31, 2023	13,620,261	€ 293,413	3,380,331	10,921,686	(765,581)	(4,585)	(192,490)	(12,513)	1,206,274	€ 14,826,535
Balance at beginning of period (in shares) at Dec. 31, 2023		293,413,449								293,413,449
Transactions with noncontrolling interests without loss of control	5,257		5,257						386	€ 5,643
Contributions from/ to noncontrolling interests									(54,395)	(54,395)
Put option liabilities	34,483			34,483						34,483
Net income	70,959			70,959					47,356	118,315
Other comprehensive income (loss) related to:
Foreign currency translation	166,978				223,357	(94)	(3,047)	(53,238)	25,350	192,328
Cash flow hedges, net of related tax effects	(1,740)					(1,740)				(1,740)
Pensions, net of related tax effects	16,623						16,623			16,623
Fair value changes, net of related tax effects	(5,465)							(5,465)		(5,465)
Comprehensive income	247,355								72,706	320,061
Balance at end of period at Mar. 31, 2024	€ 13,907,356	€ 293,413	€ 3,385,588	€ 11,027,128	€ (542,224)	€ (6,419)	€ (178,914)	€ (71,216)	€ 1,224,971	€ 15,132,327
Balance at end of period (in shares) at Mar. 31, 2024		293,413,449								293,413,449